Income Taxes - Schedule of Income (Loss) Before Income Taxes and Share of Losses in Equity Method Investments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes - Schedule of Income (Loss) Before Income Taxes and Share of Losses in Equity Method Investments (Details) [Line Items]
Mainland China	¥ 176,652,452	$ 24,201,287	¥ 351,791,690	¥ (301,862,814)
Others	20,554,343	2,815,935	28,580,168	(202,301,240)
Total	¥ 197,206,795	$ 27,017,222	¥ 380,371,858	¥ (504,164,054)